CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive (loss) income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statements of comprehensive income (loss)
Revenue	$ 89,908,403
Cost of revenue	(75,087,112)
General and administrative expenses	(15,807,334)	$ (7,023,689)	$ (23,875,917)
Foreign exchange (loss)/gain	(125)	(26,320)	(69,137)
Net investment loss		(6,489)	(2,294,534)
Provision for credit losses	711,224
Other income	511,292	726,930	3,674,894
Other expense			1,295
Net income (loss) from continuing operations before income taxes	4,757,327	2,942,057	(18,170,235)
Income tax expense			236,061
Net income (loss) from continuing operations	41,652,311	(5,476,743)	(166,401,303)
Other comprehensive income (loss), net of tax	(10,708,386)	(11,635,202)	38,000,987
Total comprehensive (loss) income, net of tax	30,943,925	(17,111,945)	(128,400,316)
Parent Company
Condensed statements of comprehensive income (loss)
Revenue	11,539,783
Cost of revenue	(11,539,783)
General and administrative expenses	(5,762,969)	(959,427)	(1,069,043)
Interest income	9,117,462	7,982,702	3,819,069
Foreign exchange (loss)/gain	100	(24,447)	(63,928)
Net investment loss		(6,489)	(2,294,534)
Provision for credit losses	(29,503)	53,871
Share of loss from subsidiaries	(9,804,387)	(786,956)	(1,366,646)
Contractual interests in the VIEs and VIEs' subsidiaries	47,623,743	(12,462,927)	(169,323,727)
Other income	507,865	726,930	3,662,663
Other expense			(1,218)
Net income (loss) from continuing operations before income taxes	41,652,311	(5,476,743)	(166,637,364)
Income tax expense			236,061
Net income (loss) from continuing operations	41,652,311	(5,476,743)	(166,401,303)
Other comprehensive income (loss), net of tax	(10,708,386)	(11,635,202)	38,000,987
Total comprehensive (loss) income, net of tax	$ 30,943,925	$ (17,111,945)	$ (128,400,316)